Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio
September 30, 2022
VCI-NPRT3-1122
1.807732.118
Common Stocks - 99.6%
	Shares	Value ($)
Auto Components - 0.8%
Auto Parts & Equipment - 0.8%
Adient PLC (a)	21,500	596,625
Magna International, Inc. Class A (a)(b)	18,500	877,270
		1,473,895
Automobiles - 16.4%
Automobile Manufacturers - 16.4%
Ferrari NV	4,069	752,765
Tesla, Inc. (a)	113,914	30,215,689
		30,968,454
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	31,778	528,150
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	6,856	729,478
Distributors - 0.1%
Distributors - 0.1%
Pool Corp.	743	236,430
Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	37,231	1,599,071
Hotels, Restaurants & Leisure - 17.0%
Casinos & Gaming - 2.6%
Caesars Entertainment, Inc. (a)	35,919	1,158,747
Churchill Downs, Inc.	12,919	2,379,034
Penn Entertainment, Inc. (a)	52,353	1,440,231
		4,978,012
Hotels, Resorts & Cruise Lines - 7.3%
Booking Holdings, Inc. (a)	2,478	4,071,874
Hilton Worldwide Holdings, Inc.	43,820	5,285,568
Lindblad Expeditions Holdings (a)	53,467	361,437
Marriott International, Inc. Class A	28,764	4,030,987
		13,749,866
Leisure Facilities - 0.8%
Planet Fitness, Inc. (a)	17,736	1,022,658
Vail Resorts, Inc.	2,623	565,624
		1,588,282
Restaurants - 6.3%
ARAMARK Holdings Corp.	74,405	2,321,436
Brinker International, Inc. (a)	13,395	334,607
Chipotle Mexican Grill, Inc. (a)	2,216	3,330,116
Domino's Pizza, Inc.	5,956	1,847,551
Dutch Bros, Inc.	13,927	433,826
McDonald's Corp.	10,918	2,519,219
Wingstop, Inc. (b)	9,115	1,143,203
		11,929,958
TOTAL HOTELS, RESTAURANTS & LEISURE		32,246,118
Household Durables - 1.9%
Home Furnishings - 0.7%
Tempur Sealy International, Inc.	55,563	1,341,291
Homebuilding - 1.2%
KB Home	30,600	793,152
PulteGroup, Inc.	41,200	1,545,000
		2,338,152
TOTAL HOUSEHOLD DURABLES		3,679,443
Internet & Direct Marketing Retail - 23.6%
Internet & Direct Marketing Retail - 23.6%
Amazon.com, Inc. (a)	383,157	43,296,742
eBay, Inc.	37,646	1,385,749
		44,682,491
Multiline Retail - 6.4%
General Merchandise Stores - 6.4%
Dollar General Corp.	16,347	3,920,991
Dollar Tree, Inc. (a)	25,039	3,407,808
Ollie's Bargain Outlet Holdings, Inc. (a)	26,800	1,382,880
Target Corp.	22,724	3,372,014
		12,083,693
Specialty Retail - 20.6%
Apparel Retail - 5.3%
Burlington Stores, Inc. (a)	20,204	2,260,626
TJX Companies, Inc.	116,848	7,258,598
Victoria's Secret & Co. (a)	17,906	521,423
		10,040,647
Automotive Retail - 0.3%
O'Reilly Automotive, Inc. (a)	750	527,513
Home Improvement Retail - 11.4%
Floor & Decor Holdings, Inc. Class A (a)	38,201	2,684,002
Lowe's Companies, Inc.	50,098	9,408,905
The Home Depot, Inc.	34,386	9,488,473
		21,581,380
Specialty Stores - 3.6%
Bath & Body Works, Inc.	18,915	616,629
Dick's Sporting Goods, Inc.	32,918	3,444,540
Five Below, Inc. (a)	18,370	2,528,998
Sally Beauty Holdings, Inc. (a)	24,000	302,400
		6,892,567
TOTAL SPECIALTY RETAIL		39,042,107
Textiles, Apparel & Luxury Goods - 11.3%
Apparel, Accessories & Luxury Goods - 5.9%
Capri Holdings Ltd. (a)	91,947	3,534,443
lululemon athletica, Inc. (a)	10,406	2,909,101
LVMH Moet Hennessy Louis Vuitton SE	1,519	895,564
PVH Corp.	22,345	1,001,056
Tapestry, Inc.	100,709	2,863,157
		11,203,321
Footwear - 5.4%
Crocs, Inc. (a)	8,905	611,417
Deckers Outdoor Corp. (a)	10,489	3,278,966
NIKE, Inc. Class B	68,921	5,728,714
On Holding AG	19,664	315,607
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,000	285,480
		10,220,184
TOTAL TEXTILES, APPAREL & LUXURY GOODS		21,423,505
TOTAL COMMON STOCKS (Cost $132,054,139)		188,692,835

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	771,129	771,283
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	1,812,833	1,813,014
TOTAL MONEY MARKET FUNDS (Cost $2,584,297)		2,584,297

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $134,638,436)	191,277,132
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,938,844)
NET ASSETS - 100.0%	189,338,288

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	829,921	20,139,386	20,198,024	7,797	-	-	771,283	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	4,747,639	31,850,778	34,785,403	107,975	-	-	1,813,014	0.0%
Total	5,577,560	51,990,164	54,983,427	115,772	-	-	2,584,297

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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